Average Annual Total Returns			12 Months Ended	20 Months Ended	60 Months Ended	102 Months Ended	120 Months Ended	252 Months Ended		284 Months Ended		309 Months Ended	339 Months Ended		340 Months Ended		342 Months Ended
		Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024
HSBC U.S. Government Money Market Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares
Average Annual Return, Percent	[1]		4.83%		2.20%		1.46%					1.69%
Performance Inception Date	[1]	Apr. 01, 1999
HSBC U.S. Government Money Market Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares
Average Annual Return, Percent	[1]		5.20%		2.43%		1.71%		1.33%
Performance Inception Date	[1]	Dec. 24, 2003
HSBC U.S. Government Money Market Fund Intermediary Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Intermediary Shares
Average Annual Return, Percent	[1]		5.17%		2.41%	1.98%
Performance Inception Date	[1]	Jul. 12, 2016
HSBC U.S. Government Money Market Fund Intermediary Service Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Intermediary Service Shares
Average Annual Return, Percent	[1]		5.15%		2.39%	1.96%
Performance Inception Date	[1]	Jul. 12, 2016
HSBC U.S. Government Money Market Fund Class P Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class P Shares
Average Annual Return, Percent	[1]		5.15%	5.20%
Performance Inception Date	[1]	May 11, 2023
HSBC U.S. Government Money Market Fund Class Y Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class Y Shares
Average Annual Return, Percent	[1]		5.09%		2.35%		1.63%										2.16%
Performance Inception Date	[1]	Jul. 01, 1996
HSBC U.S. Treasury Money Market Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares
Average Annual Return, Percent	[2]		4.80%		2.18%		1.43%			1.25%
Performance Inception Date	[2]	May 14, 2001
HSBC U.S. Treasury Money Market Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares
Average Annual Return, Percent	[2]		5.17%		2.41%		1.67%	1.42%
Performance Inception Date	[2]	Dec. 30, 2003
HSBC U.S. Treasury Money Market Fund Intermediary Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Intermediary Shares
Average Annual Return, Percent	[2]		5.15%		2.40%	1.94%
Performance Inception Date	[2]	Jul. 12, 2016
HSBC U.S. Treasury Money Market Fund Intermediary Service Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Intermediary Service Shares
Average Annual Return, Percent	[2]		5.13%		2.38%	1.94%
Performance Inception Date	[2]	Jul. 12, 2016
HSBC U.S. Treasury Money Market Fund Class P Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class P Shares
Average Annual Return, Percent	[2]		5.13%	5.19%
Performance Inception Date	[2]	May 11, 2023
HSBC U.S. Treasury Money Market Fund Class Y Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class Y Shares
Average Annual Return, Percent	[2]		5.06%		2.33%		1.59%				1.40%
Performance Inception Date	[2]	May 11, 2001
HSBC Radiant U.S. Smaller Companies Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent	[3]		12.39%		9.64%		9.30%						10.07%
Performance Inception Date	[3]	Sep. 23, 1996
HSBC Radiant U.S. Smaller Companies Fund Class A Shares | Bloomberg US 3000 Total Return Index (reflects no deduction for fees, expenses or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[3]		23.37%		13.82%		12.52%						9.78%	[4]
Performance Inception Date
HSBC Radiant U.S. Smaller Companies Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent	[3]		12.39%		7.16%		6.67%						7.74%
Performance Inception Date	[3]	Sep. 23, 1996
HSBC Radiant U.S. Smaller Companies Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[3]		7.33%		7.05%		6.68%						7.73%
Performance Inception Date	[3]	Sep. 23, 1996
HSBC Radiant U.S. Smaller Companies Fund Class A Shares | Bloomberg US 2500 Growth Total Return Index (reflects no deduction for fees, expense or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US 2500 Growth Total Return Index (reflects no deduction for fees, expense or taxes)
Average Annual Return, Percent	[3]		14.25%		8.25%		9.60%						9.41%	[4]
Performance Inception Date
HSBC Radiant U.S. Smaller Companies Fund Class A Shares | Russell 2500® Growth Index (reflects no deduction for fees, expense or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2500® Growth Index (reflects no deduction for fees, expense or taxes)
Average Annual Return, Percent	[3]		13.90%		8.08%		9.45%						8.66%	[4]
Performance Inception Date
HSBC Radiant U.S. Smaller Companies Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Return Before Taxes
Average Annual Return, Percent	[5]		12.29%		10.13%		9.81%								10.91%
Performance Inception Date	[5]	Sep. 03, 1996
HSBC Radiant U.S. Smaller Companies Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Return After Taxes on Distributions
Average Annual Return, Percent	[5]		12.29%		5.69%		6.17%								8.21%
Performance Inception Date	[5]	Sep. 03, 1996
HSBC Radiant U.S. Smaller Companies Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[5]		7.28%		6.89%		6.80%								8.38%
Performance Inception Date	[5]	Sep. 03, 1996
HSBC Radiant U.S. Smaller Companies Fund Class I Shares | Bloomberg US 2500 Growth Total Return Index (reflects no deduction for fees, expense or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US 2500 Growth Total Return Index (reflects no deduction for fees, expense or taxes)
Average Annual Return, Percent	[5]		14.25%		8.25%		9.60%								9.55%	[6]
Performance Inception Date	[5]
HSBC Radiant U.S. Smaller Companies Fund Class I Shares | Russell 2500® Growth Index (reflects no deduction for fees, expense or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2500® Growth Index (reflects no deduction for fees, expense or taxes)
Average Annual Return, Percent	[5]		13.90%		8.08%		9.45%								8.66%	[6]
Performance Inception Date	[5]
HSBC Radiant U.S. Smaller Companies Fund Class I Shares | Bloomberg U S 3000 Total Return Index Reflects No Deduction For Fees Expense Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US 3000 Total Return Index (reflects no deduction for fees, expense or taxes)
Average Annual Return, Percent	[5]		23.37%		13.82%		12.52%								9.78%	[6]
Performance Inception Date	[5]

[1]	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund also received a one-time payment in respect of a class action settlement. As a result, the Fund’s total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.
[2]	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund also received a one-time payment in respect of a class action settlement. As a result, the Fund’s total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.
[3]	During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the years ended December 31, 2010, 2011, 2012 and 2013, the Portfolio received payments in respect of class action settlements and during the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement, which had the result of increasing the Portfolio’s and the Fund’s total return. As a result, the Fund’s total return for the years ended December 31, 2007, 2010, 2011, 2012 and 2013 were higher than they would have been had the Fund and the Portfolio not received the payments.
[4]	Since September 23, 1996.
[5]	During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the years ended December 31, 2010, 2011, 2012 and 2013, the Portfolio received payments in respect of class action settlements and during the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement, which had the result of increasing the Portfolio’s and the Fund’s total return. As a result, the Fund’s total return for the years ended December 31, 2007, 2010, 2011, 2012 and 2013 were higher than they would have been had the Fund and the Portfolio not received the payments.
[6]	Since September 3, 1996.